Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Advances received	$ 678,153		$ 782,482
Less - Advances presented under long-term liabilities	164,854		156,497
Less - Advances deducted from inventories	95,131	[1]	104,297	[1]
Customer advances - Total	418,168		521,688
Less - Costs incurred on contracts in progress	68,170		68,306
Customer advances in excess of costs incurred on contracts in progress	$ 349,998		$ 453,382

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).